Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 1,573
Payments for computer systems under non-cancelable contracts	6,486	¥ 7,139	¥ 7,355
Estimated construction costs	69,235
Total unused credit and capital amount available	393,634
Guarantee Obligations Maximum Exposure	1,147,392	1,217,122
Guarantee Obligations Current Carrying Value	63,843	53,877
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	1,857,499	1,643,060
Other Liabilities [Member]
Commitments and Contingencies Disclosure [Line Items]
Allowance for off-balance sheet credit exposure	26,094
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	469,377	490,839
Guarantee Obligations Current Carrying Value	4,768	6,065
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	690,000	715,000
Guarantee Obligations Current Carrying Value	¥ 1,998	¥ 2,498